SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue recognition
Payment to performers based on amount of beans consumed (as a percent)		40.00%
Intangible assets with indefinite lives
Impairment loss for indefinite-lived intangible assets from continuing operations		$ 0	$ 0	$ 314
impairment loss for indefinite-lived intangible assets from discontinued operations		0	0	1,905
Impairment of long-lived assets and intangible assets with definite lives
Impairment charges of intangible assets with definite life		208	0	0
Business taxes
Business taxes for WVAS revenue (as a percent)		3.36%
Business taxes for games revenue (as a percent)		5.60%
Business taxes for advertising revenue (as a percent)		8.60%
Business taxes deducted in arriving net revenue		2,663	5,685	9,468
Value added taxes
Number of provinces and municipalities to which pilot value-added tax reform program was expanded	10
VAT and related surcharges rate, minimum (as a percent)		6.72%
VAT and related surcharges rate, maximum (as a percent)		6.78%
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses		$ 0	$ 0	$ 0
Maximum
Revenue recognition
Playing period		12 months
Payment to performers under service contract, based on amount of beans consumed (as a percent)		55.00%
Operating platforms and technology | Minimum
Intangible assets, net
Estimated average useful lives		3 years
Operating platforms and technology | Maximum
Intangible assets, net
Estimated average useful lives		8 years
Non-compete agreement | Average
Intangible assets, net
Estimated average useful lives		4 years
Game license | Minimum
Intangible assets, net
Estimated average useful lives		6 months
Game license | Maximum
Intangible assets, net
Estimated average useful lives		5 years
Login user | Minimum
Intangible assets, net
Estimated average useful lives		6 months
Login user | Maximum
Intangible assets, net
Estimated average useful lives		1 year
Technology, user generated content and relationship with broadcasters | Average
Intangible assets, net
Estimated average useful lives		6 years
Customer relationship | Average
Intangible assets, net
Estimated average useful lives		4 years
Registered user list | Average
Intangible assets, net
Estimated average useful lives		3 years
Video content copyright and web game cooperation agreement | Average
Intangible assets, net
Estimated average useful lives		2 years